OTHER GAINS (LOSSES) - NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	$ (2,002)	$ 47	$ 4,922
Loss on disposal of property, plant and equipment and provision for early termination of leases	(3,014)	(2,290)	(2,388)
Net gain (loss) on lease termination	(71)	829	2,161
Loss on lease modification			(366)
Net foreign exchange (loss) gain	14,144	(19,704)	(4,988)
Net gain arising on financial assets at FVTPL (Note ii)	1,711	3,100	1,552
Others	(928)	94	284
Total	9,840	(17,924)	1,177
property, plant and equipment (Note 13)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	(1,236)	(2,308)	3,728
right-of-use assets (Note 14)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	$ (766)	$ 2,355	3,916
goodwill (Note i)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of			(1,122)
intangible assets (Note i and 15)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of			$ (1,600)